UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Stadium Capital Management, LLC

Address:   19785 Village Office Court
           Suite 101
           Bend, OR  97702


Form 13F File Number: 028-10135


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Bradley R. Kent
Title:  Managing Director
Phone:  541-322-0600

Signature,  Place,  and  Date  of  Signing:

/s/ Bradley R. Kent                Bend, Oregon                       11/15/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              22

Form 13F Information Table Value Total:  $      408,495
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
ADMINISTAFF INC                COMMON         007094105    41140  1527668 SH       SOLE                 1527668      0    0
AMBASSADORS GROUP INC          COMMON         023177108     7999   705386 SH       SOLE                  705386      0    0
AMERICAN REPROGRAPHICS CO      COMMON         029263100    30081  3831975 SH       SOLE                 3831975      0    0
AMERICAN WOODMARK CORP         COMMON         030506109     8784   495435 SH       SOLE                  495435      0    0
BIG 5 SPORTING GOODS CORP      COMMON         08915P101    45217  3369383 SH       SOLE                 3369383      0    0
BLUELINX HOLDINGS INC          COMMON         09624H109     6527  1635949 SH       SOLE                 1635949      0    0
BUILDERS FIRSTSOURCE INC       COMMON         12008R107    32449 14231893 SH       SOLE                14231893      0    0
CASH STORE FINANCIAL           COMMON         14756F103     4632   308800 SH       SOLE                  308800      0    0
CGI GROUP INC                  COMMON         39945C109     9165   609786 SH       SOLE                  609786      0    0
COLUMBUS MCKINNON CORP-N.Y.    COMMON         199333105     7420   447233 SH       SOLE                  447233      0    0
COMMERCIAL VEHICLE GROUP INC   COMMON         202608105     7495   736232 SH       SOLE                  736232      0    0
CPI INTL INC                   COMMON         12618M100     7255   517093 SH       SOLE                  517093      0    0
DRESS BARN INC                 COMMON         261570105    31638  1332145 SH       SOLE                 1332145      0    0
EMCOR GROUP INC                COMMON         29084Q100    10428   424065 SH       SOLE                  424065      0    0
KENEXA CORPORATION             COMMON         488879107    36052  2057769 SH       SOLE                 2057769      0    0
LENDER PROCESSING SVCS INC     COMMON         52602E102     5525   166278 SH       SOLE                  166278      0    0
NORTHRIM BANK-ANCHORAGE ALASKA COMMON         666762109     1342    80836 SH       SOLE                   80836      0    0
REGIS CORPORATION              COMMON         758932107    35156  1837754 SH       SOLE                 1837754      0    0
RURAL METRO CORP               COMMON         781748108    17730  2083425 SH       SOLE                 2083425      0    0
TNS INC                        COMMON         872960109    31782  1875043 SH       SOLE                 1875043      0    0
WEBSENSE INC                   COMMON         947684106    20281  1143214 SH       SOLE                 1143214      0    0
WEST COAST BANCORP ORE NEW     COMMON         952145100    10397  4560250 SH       SOLE                 4560250      0    0


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